Organization and Principal Activities - Schedule of Group Reorganization Details of Subsidiary Companies (Details)	12 Months Ended
Dec. 31, 2024
Cre8 Incorporation Limited [Member]
Schedule of Group Reorganization Details of Subsidiary Companies [Line Items]
Background	– A BVI company – Established on December 6, 2023 – Registered capital of 50,000 ordinary shares with no par value each – Investment holding
Ownership	Wholly owned by the Company
Cre8 (Greater China) Limited (“Cre8 Hong Kong”) [Member]
Schedule of Group Reorganization Details of Subsidiary Companies [Line Items]
Background	– A Hong Kong company – Established on September 16, 2006 – Registered capital of HK$5,000,000 – provision of printing, media placement, translation and other printing related services in Hong Kong.
Ownership	Wholly owned by Cre8 Incorporation Limited
Chuangbafang Enterprise Management (Shanghai) Company Limited (“Chuangbafang”) [Member]
Schedule of Group Reorganization Details of Subsidiary Companies [Line Items]
Background	– A PRC company – Established on May 11, 2021 – Registered capital of RMB500,000 – Provision of financial printing consultation services
Ownership	Wholly owned by Cre8 Hong Kong